Note 8 - Stockholders' Equity - Activity of Stock Option Plan (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Outstanding, options (in shares)	3,499,475	1,705,500
Outstanding, weighted average exercise price, options (in dollars per share)	$ 1.21	$ 2.41
Granted, options (in shares)		1,793,975
Granted, weighted average exercise price, options (in dollars per share)		$ 0.07
Forfeited or expired, options (in shares)	(115,200)
Forfeited or expired, weighted average exercise price, options (in dollars per share)	$ 17.75
Outstanding, options (in shares)	3,384,275	3,499,475
Outstanding, weighted average exercise price, options (in dollars per share)	$ 0.64	$ 1.21
Exercisable, options (in shares)	2,191,281	1,299,394
Exercisable, weighted average exercise price, options (in dollars per share)	$ 1.69	$ 3.12